Reconciliation of Total Costs Incurred for Consolidated Entities to Reported Capital Expenditures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
DJ Basin Expenditures	$ 3,146	$ 24,029	$ 45,659
Exploration Expense	(4,782)	(2,507)	(2,578)
Asset Retirement Obligations	(4,480)	(316)	(186)
Depreciation for Support Equipment and Facilities	(4,187)	(3,308)	(2,948)
Other	3,888	9,142	11,634
Total Capital Expenditures	238,854	302,416	164,540
Consolidated Entities
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total Costs Incurred	241,182	252,172	104,238
Exploration Expense	(128,748)	(113,075)	(36,008)
Asset Retirement Obligations	(4,480)	(316)	(186)
Total Capital Expenditures	236,702	251,856	104,052
Equity Method Investee
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total Costs Incurred	4,087	23,204	8,721
Exploration Expense	0	0	0
Total Capital Expenditures	$ 4,316	$ 12,682	$ 6,018